SUPPLEMENT DATED OCTOBER 15, 2004

TO

PROSPECTUS DATED APRIL 30, 2004 AS SUPPLEMENTED MAY 26, 2004

FOR

FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

INVESCO Variable Investment Funds, Inc. is renamed AIM Variable Insurance Funds. INVESCO VIF Dynamics Fund is renamed AIM V.I. Dynamics Fund. INVESCO VIF Small Company Growth Fund is renamed AIM V.I. Small Company Growth Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.